DEBT - Summary of Debt Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total debt obligations	$ 2,776	$ 2,356
Less: unamortized deferred financing costs	(23)	(29)
Total debt, net of deferred financing costs	2,753	2,327
Less: short-term and current portion of long-term debt	(4)	(5)
Long-term debt, less current portion	2,749	2,322
Term loan facility
Line of Credit Facility [Line Items]
Total debt obligations	2,157
Term loan facility | 2019 Term Loan
Line of Credit Facility [Line Items]
Total debt obligations	0	330
Term loan facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Total debt obligations	0	0
Term loan facility | 2021 Term Loan
Line of Credit Facility [Line Items]
Total debt obligations	$ 2,157	$ 1,407
4.125% Senior Notes
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	4.125%	4.125%	4.125%	4.125%
Total debt obligations	$ 337	$ 337
4.750% Senior Notes
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	4.75%	4.75%	4.75%	4.75%
Total debt obligations	$ 277	$ 277
Other obligations
Line of Credit Facility [Line Items]
Total debt obligations	$ 5	$ 5